CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2014	Feb. 28, 2013
Current assets
Cash and cash equivalents	$ 269,930,571	$ 185,080,673
Term deposits		24,110,716
Restricted cash-current	325,688	2,270,269
Available-for-sale securities		399,955
Inventory	181,759	410,167
Deferred tax assets-current	3,281,063	2,260,446
Income tax receivable	9,824,333
Prepaid expenses and other current assets	16,833,208	11,906,317
Total current assets	300,376,622	226,438,543
Restricted cash-non-current	2,546,878
Property and equipment, net	78,625,191	76,115,088
Deferred tax assets-non-current	555,528	538,464
Rental deposit	7,322,438	5,179,073
Intangible assets, net	2,535,593	1,724,444
Goodwill	7,509,824	555,194
Long-term prepayments	989,454
Long-term investments	27,137,239	5,491,073
Total assets	427,598,767	316,041,879
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $1,739,337 and $2,004,659 as of February 28, 2013 and 2014, respectively)	2,349,365	2,009,473
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of $67,743,448 and $102,488,333 as of February 28, 2013 and 2014, respectively)	132,401,062	102,513,876
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $11,269,507 and $18,920,194 as of February 28, 2013 and 2014, respectively)	27,423,992	17,196,001
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $2,165,785 and $3,661,860 as of February 28, 2013 and 2014, respectively)	4,519,807	2,778,305
Deferred tax liabilities -current (including deferred tax liabilities- current of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2013 and 2014, respectively)	62,100
Total current liabilities	166,756,326	124,497,655
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of $36,845 and $32,344 as of February 28, 2013 and 2014, respectively)	32,344	98,945
Long-term payable (including long-term payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $813,696 as of February 28, 2013 and 2014, respectively)	813,696
Total liabilities	167,602,366	124,596,600
Equity
Additional paid-in capital	92,664,436	86,016,387
Statutory reserve	15,015,824	12,291,341
Retained earnings	144,311,994	86,430,705
Accumulated other comprehensive income	7,846,412	6,550,726
Total TAL Education Group's Equity	259,996,401	191,445,279
Total liabilities and equity	427,598,767	316,041,879
Class A Common shares
Equity
Common shares	78,204	68,314
Total TAL Education Group's Equity	78,204	68,314
Class B Common shares
Equity
Common shares	79,531	87,806
Total TAL Education Group's Equity	$ 79,531	$ 87,806